Operating Segments	12 Months Ended
Dec. 26, 2020
Segment Reporting [Abstract]
Operating Segment And Geographic Information
NOTE 8: OPERATING SEGMENTS
Historically, we had two operating segments, which also represented our reportable segments and reporting units. The Consumer segment focused on providing security solutions for consumers. The Enterprise segment focused on providing security solutions for large enterprise, governments, small and medium-sized
businesses. On March 6, 2021, we entered into a definitive agreement to sell certain assets together with certain liabilities of our Enterprise Business to STG, representing substantially all of our Enterprise segment. The divestiture of the Enterprise Business, which was completed on July 27, 2021, allowed us to shift our operational focus to our Consumer business and represented a strategic shift in our operations. Therefore, the results of our Enterprise Business were classified as discontinued operations in our consolidated statements of operations and thus excluded from both continuing operations and segment results for all periods presented. Accordingly, we now have one reportable segment with the change reflected in all periods presented.
Revenue by country based on the
sell-to
address of the
end-users
is as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
United States	$630	$739	$943
United Kingdom	136	132	141
Other (1)	395	432	474

Total net revenue	$1,161	$1,303	$1,558

(1)	No other individual country accounted for more than 10% of net revenue.
Customer Information
In the years ended December 29, 2018, December 28, 2019, and December 26, 2020, our largest customer accounted for 13%, 13%, and 13%, respectively, of our net revenue with its parent company contributing an additional 1%, 2%, and 5%, respectively. As of December 28, 2019 and December 26, 2020 our largest customer accounted for 23% and 47%, respectively, of our Accounts receivable, net with its parent company accounting for an additional 10% and 2%, respectively.